Cover	Nov. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Entity File Number	333-190788
Entity Registrant Name	LIFE ON EARTH, INC.
Entity Central Index Key	0001579010
Entity Tax Identification Number	46-2552550
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 6th Ave.
Entity Address, Address Line Two	nd
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(646)
Local Phone Number	844-9897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false